Information by business segment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Information by business segment

2	Information by business segment

Business segment definition

The Company’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”) since the role encompasses authority over resource allocation decisions and performance assessment, mainly analyzing performance from the production obtained in the operations. The Company has identified two operating segments:

•       Mining: consists of five long-life polymetallic mines, three located in the Central Andes of Peru and two located in Brazil (One in the state of Minas Gerais and one in the state of Mato Grosso). In addition to zinc, the Company produces substantial amounts of copper, lead, silver, and gold as by-products, which reduce the overall cost to produce mined zinc.

•       Smelting: consists of three operating units, one located in Cajamarquilla in Peru and two located in the state of Minas Gerais in Brazil. The facilities recover zinc from concentrates and produce metallic zinc (mainly Special High-Grade “SHG” zinc and zinc alloys), zinc oxide and by-products, such as sulfuric acid, copper cement among others.

Accounting policy

Segment performance is assessed based on Adjusted EBITDA, since net financial results, comprising financial income and expenses and other financial items, and income tax are managed at the corporate level and are not allocated to operating segments.

The Company defines Adjusted EBITDA as follows: net income (loss) for the year, adjusted by (i) share in the results of associates, depreciation and amortization, net financial results and income tax; (ii) addition of cash dividends received from associates; (iii) non-cash events and non-cash gains or losses that do not specifically reflect its operational performance for the specific period, such as: gain (loss) on sale of investments; impairment and impairment reversals; gain (loss) on sale of long-lived assets; write-offs of long-lived assets; remeasurement in estimates of asset retirement obligations; and other restoration obligations; and (iv) pre-operating and ramp-up expenses incurred during the commissioning and ramp-up phases of greenfield projects.

In addition, management may adjust the effect of certain types of transactions that in its judgment are (i) events that are non-recurring, unusual or infrequent, and (ii) other specific events that, by their nature and scope, do not reflect Nexa’s operational performance for the year.

The adjusted EBITDA is derived from internal information prepared in accordance with the International Financial Reporting Standards (“IFRS Accounting Standards”) and based on accounting measurements and management reclassifications between income statement lines items, which are reconciled to the consolidated financial statements in the column “Adjustments”, as shown in the tables below. These adjustments include reclassifications of certain overhead costs and revenues from “Other income and expenses, net” to “Net Revenues, Cost of sales and/or Selling”, “General and administrative expenses”.

The Company uses customary market terms for intersegment sales. The Company’s corporate headquarters’ expenses are allocated to the operating segments to the extent they are included in the measures of performance used by the Chief operating decision maker (CODM).

The presentation of segments’ results and reconciliation to income before income tax in the consolidated income statement is as follows:

					2025
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,569,883	2,057,071	(669,298)	44,399	3,002,055
Cost of sales	(938,273)	(1,975,060)	669,298	(45,124)	(2,289,159)
Gross profit	631,610	82,011	-	(725)	712,896

Selling, general and administrative	(73,365)	(72,158)	-	71	(145,452)
Mineral exploration and project evaluation	(75,804)	(6,561)	-	670	(81,696)
Impairment reversal of long-lived assets	91,706	-	-	-	91,706
Other income and expenses, net	(87,752)	11,859	-	(3,590)	(79,483)
Operating (loss) income	486,395	15,151	-	(3,574)	497,971

Depreciation and amortization	189,670	95,497	-	3,829	288,996
Miscellaneous adjustments	(17,771)	2,683	-	-	(15,088)
Adjusted EBITDA	658,292	113,332	-	255	771,879
Changes in fair value of offtake agreement - note 16 (e) / (i)					(44,243)
Impairment reversal of long-lived assets - note 31					91,706
Loss on sale of property, plant and equipment					(1,649)
Asset retirement obligations remeasurement estimate – note 27 (a)					(7,710)
Change in fair value of energy forward contracts - note 16 (d) / (ii)					9,608
Reversal of other restoration obligations – note 27 (a) / (iii)					8,112
Divestment and restructuring gains					7,736
Dividends received in cash – note 30 (g) / (v)					(23,835)
Remeasurement adjustment of streaming agreement – note 29 / (iv)					(24,637)
Miscellaneous adjustments					15,088
Depreciation and amortization					(288,996)
Share in results of associates					21,143
Net financial results					(187,365)
Income before income tax					331,749

					2024
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,349,666	1,997,341	(604,034)	23,508	2,766,481
Cost of sales	(1,011,742)	(1,799,773)	604,034	(20,929)	(2,228,410)
Gross profit	337,924	197,568	-	2,579	538,071

Selling, general and administrative	(66,307)	(57,197)	-	(3,824)	(127,328)
Mineral exploration and project evaluation	(60,939)	(7,887)	-	850	(67,976)
Impairment loss of long-lived assets	(32,870)	-	-	-	(32,870)
Other income and expenses, net	(41,714)	7,984	-	219	(33,511)
Operating (loss) income	136,094	140,468	-	(176)	276,386

Depreciation and amortization	243,111	86,458	-	629	330,198
Miscellaneous adjustments	84,866	22,630	-	-	107,496
Adjusted EBITDA	464,071	249,556	-	453	714,080
Changes in fair value of offtake agreement - note 16 (e) / (i)					(102)
Impairment loss of long-lived assets - note 31					(32,870)
Impairment of other assets					(307)
Aripuanã ramp-up impacts					(25,158)
Loss on sale and write-off of property, plant and equipment					(16,183)
Asset retirement obligations remeasurement estimate - note 27 (a)					5,310
Remeasurement adjustment of streaming agreement (iv)					(21,084)
Change in fair value of energy forward contracts - note 16 (d) / (ii)					81
Other restoration obligations - note 27 (a) / (iii)					(1,026)
Divestment and restructuring					9,028
Dividends received in cash – (v)					(25,185)
Miscellaneous adjustments					(107,496)
Depreciation and amortization					(330,198)
Share in results of associates					21,223
Net financial results					(369,460)
Loss before income tax					(71,851)

					2023
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,090,276	1,946,661	(468,250)	4,546	2,573,233
Cost of sales	(1,026,178)	(1,726,271)	468,250	9,842	(2,274,357)
Gross profit	64,098	220,390	-	14,388	298,876

Selling, general and administrative	(61,690)	(61,097)	-	(3,812)	(126,599)
Mineral exploration and project evaluation	(90,238)	(9,374)	-	-	(99,612)
Impairment loss of long-lived assets	(109,347)	(5,296)	-	-	(114,643)
Other income and expenses, net	(67,876)	(26,412)	-	(16,296)	(110,584)
Operating (loss) income	(265,053)	118,211	-	(5,720)	(152,562)

Depreciation and amortization	229,153	80,471	-	851	310,475
Miscellaneous adjustments	196,529	51,599	-	-	248,128
Adjusted EBITDA	160,629	250,281	-	(4,869)	406,041
Changes in fair value of offtake agreement (i)					2,268
Impairment loss of long-lived assets					(114,643)
Aripuanã ramp-up impacts					(15,494)
Loss on sale and write-off of property, plant and equipment					(3,734)
Asset retirement obligations remeasurement estimate					3,125
Remeasurement adjustment of streaming agreement (iv)					(10,121)
Change in fair value of energy forward contracts (ii)					(15,663)
Tax voluntary disclosure – VAT matters					(86,906)
Other restoration obligations (iii)					(6,960)
Miscellaneous adjustments					(248,128)
Depreciation and amortization					(310,475)
Share in results of associates					23,536
Net financial results					(167,058)
Loss before income tax					(296,084)

(i) This amount represents the change in the fair value of the offtake agreement described in note 16 (e), which is being measured at Fair value through profit and loss (“FVTPL”). This change in fair value is a non-cash item and has not been considered in the Company’s Adjusted EBITDA calculation.

(ii) This amount corresponds to the change in fair value and any adjustment of the energy surplus arising from electric energy purchase contracts of NEXA’s subsidiary, Pollarix and Nexa Energy Comercializadora de Energia Ltda, as disclosed in note 16 (d). This change in fair value is a non-cash item and has been excluded from the Company’s Adjusted EBITDA calculation.

(iii) During the years of 2023 and 2025, changes were recognized in the provision related to estimated costs of additional obligations associated with five (5) inactive industrial waste containment structures in Brazil, which have remained non-operational for more than 20 years and do not contain mining tailings, water, or liquid waste, as disclosed in Note 27(a). In 2025, following the completion of an engineering study, the competent environmental authority confirmed the classification of these structures as dry stacks and the absence of any remediation requirement, resulting in the reversal of the related provision. As these structures did not contribute to the Company’s operating performance, the effects of these movements were excluded from the calculation of Adjusted EBITDA.

(iv) Annual remeasurement adjustment of the Company’s silver streaming revenues given the changes in long-term prices and in the mine plan for the Cerro Lindo mining unit.

(v) Refers to dividends received from associate company Campos Novos Energia S.A – Enercan, an entity focused on electric energy generation. As the purpose of Nexa’s investment in Enercan is to secure long-term energy supply for its operations in Brazil, the chief operating decision maker (CODM) considers Nexa’s energy costs for a given period together with dividends received from Enercan during such period. Nexa recognized its share of the assets, liabilities, revenues and expenses for its interest in Enercan until November 2022, when it ceased to be a jointly controlled operation. Beginning in 2024, Nexa includes these dividends in its segment Adjusted EBITDA, as the CODM considers them jointly with Nexa’s energy costs.